Acquisitions	3 Months Ended
Mar. 31, 2022
Disclosure of detailed information about business combination [abstract]
Acquisitions

4. ACQUISITIONS

Rotowire

On January 1, 2022, the Company acquired 100% of the issued and outstanding equity interests of Roto Sports, Inc. ("Rotowire"), owner and operator of RotoWire.com, for consideration of (i) $13,500 (net of holdbacks and sellers expenses paid and being a subject to a final net working capital adjustment) in cash, (ii) 451,264 unregistered ordinary shares, (iii) $2,500 due on the first anniversary of the closing date and (iv) $5,300 due on the second anniversary of the closing date of the acquisition. At its own discretion, the Company can pay up to 50% of the deferred payments in unregistered ordinary shares. The acquisition of Rotowire is envisaged to enable the Group to accelerate its business in the U.S.

The Group incurred acquisition-related costs of $470 on legal and consulting fees; the costs were expensed in 2021.

Subsequently to the acquisition, the legal entities were merged and certain acquired assets and/or liabilities were transferred to other Group subsidiaries. The Company cannot breakout the revenues or expenses incurred since the acquisition date.

Under the preliminary purchase price allocation, the Company recognized goodwill of $11,176 which is calculated as the excess of both the consideration exchanged and liabilities assumed as compared to the fair value of the identifiable assets acquired. The goodwill is not expected to be deductible for tax purposes. The values assigned to the assets acquired and liabilities assumed are based on their estimates of fair value available as of January 1, 2022 as calculated by a third-party valuation firm.

The table below outlines the preliminary purchase price allocation of the purchase for Rotowire to the acquired identifiable assets, liabilities assumed and goodwill:

Purchase price consideration:
Cash paid	14,700
Common shares issued, at fair value	5,000
Deferred consideration, at fair value	7,250
Total acquisition consideration	26,950
Assets acquired:
Cash and cash equivalents	1,999
Accounts receivable	760
Prepaid expenses and other current assets	292
Identifiable intangible assets	19,000
Right of use asset	617
Other assets	7
Total assets acquired	22,675
Liabilities assumed:
Accounts payable	(16)
Deferred income	(1,120)
Lease liability	(617)
Deferred tax	(4,008)
Other current liabilities	(1,140)
Total liabilities assumed	(6,901)
Total net assets	15,774
Goodwill	11,176
Total acquisition consideration	26,950

BonusFinder

On January 31, 2022, the Company acquired 100% of the issued and outstanding equity interests of NDC Media, operator of BonusFinder.com, for consideration of (i) cash amount of EUR 10,000 ($11,168) (subject to adjustments for cash, working capital, and indebtedness), (ii) issued 269,294 unregistered ordinary shares, (iii) an earnout payment up to a maximum of EUR 19,000 ($21,850) to be paid in April 2023 based financial performance during 2022, (iv) a further earnout payment up to a maximum of EUR 28,500 ($32,800) to be paid in April 2024 based on certain financial conditions being met during 2023. The Company has the option to pay up to 50% of each of the earnout payments in unregistered ordinary shares. The acquisition of BonusFinder is envisaged to enable the Group to accelerate its business in the U.S. and Canada.

During the three months ended March 31, 2022, the Group incurred acquisition-related costs of $359 on legal and consulting fees.

Subsequently to the acquisition, certain acquired assets and/or liabilities were transferred to other Group subsidiaries. he Company cannot breakout the revenues or expenses incurred since the acquisition date.

Under the preliminary purchase price allocation, the Company did not recognize goodwill, which is calculated as the excess of both the consideration exchanged and liabilities assumed as compared to the fair value of the identifiable assets acquired. The values assigned to the assets acquired and liabilities assumed are based on their estimates of fair value available as of January 31, 2022 as calculated by a third-party valuation firm. The fair value of the contingent consideration utilized the following assumptions as part of the option approach methodology: i) probability of obtaining the financial conditions ranging from 50-90%, ii) discounts rates ranging from 3.0-3.9%, iii) inflation rates ranging from 2.0-2.4% and iv) volatility ranging from 33.0-72.6% as applied to forecasted performance conditions.

The table below outlines the preliminary purchase price allocation of the purchase for NDC Media to the acquired identifiable assets, liabilities assumed and goodwill:

Purchase price consideration:
Cash paid	11,168
Cash payable	4,279
Common shares issued, at fair value	2,792
Contingent consideration, at fair value	20,437
Total acquisition consideration	38,676
Assets acquired:
Cash and cash equivalents	4,574
Accounts receivable and other current assets	1,284
Identifiable intangible assets	33,475
Right of use asset	126
Other non-current assets	37
Total assets acquired	39,496
Liabilities assumed:
Accounts payable	(234)
Corporate tax payable	(460)
Lease liability	(126)
Total liabilities assumed	(820)
Total net assets	38,676
Goodwill	—
Total acquisition consideration	38,676